Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	7.15%	1.48%	4.09%
C000205452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.04%	1.36%	3.98%
Bloomberg Global Aggregate Float Adjusted Index in U S Dollars [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars
Average Annual Return, Percent	6.11%	(1.19%)	1.31%
Bloomberg Global Aggregate Credit Index Hedged in U S Dollars [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars
Average Annual Return, Percent	6.61%	0.83%	3.16%